Warrant derivative liability (Tables)	12 Months Ended
Dec. 31, 2021
Warrant derivative liability
Schedule of Changes in Warrant Activity

			Weighted
			Average
		Average	Remaining
	Number of	Exercise	Contractual
	Warrants	Price	Term in Years

Outstanding at January 1, 2019	817,489	$1.00	2.26
Exercisable at January 1, 2019	817,489	1.00	—
Granted	—	—	—
Exercised	—	—	—
Surrendered	—	—	—
Expired	—	—	—
Outstanding at December 31, 2019	817,489	$1.00	1.26
Exercisable at January 1, 2020	817,489	1.00	—
Granted	—	—	—
Exercised	(298,914)	1.00	—
Surrendered	—	—	—
Expired	—	—	—
Outstanding at December 31, 2020	518,575	$1.00	0.26
Exercisable at January 1, 2021	518,575	$1.00
Granted	—	—	—
Exercised	(518,575)	$1.00	—
Surrendered	—	—	—
Outstanding at December 31, 2021	—	—	—